Pension Plans	12 Months Ended
May 31, 2014
Pension Plans

NOTE M — PENSION PLANS

We sponsor several pension plans for our employees, including our principal plan (the “Retirement Plan”), which is a non-contributory defined benefit pension plan covering substantially all domestic non-union employees. Pension benefits are provided for certain domestic union employees through separate plans. Employees of our foreign subsidiaries receive pension coverage, to the extent deemed appropriate, through plans that are governed by local statutory requirements.

The Retirement Plan provides benefits that are based upon years of service and average compensation with accrued benefits vesting after five years. Benefits for union employees are generally based upon years of service, or a combination of years of service and average compensation. Our pension funding policy is to contribute an amount on an annual basis that can be deducted for federal income tax purposes, using a different actuarial cost method and different assumptions from those used for financial reporting. For the fiscal year ending May 31, 2015, we expect to contribute approximately $53.1 million to the retirement plans in the U.S. and approximately $6.3 million to our foreign plans.

Net periodic pension cost consisted of the following for the year ended May 31:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2014	2013	2012	2014	2013	2012
Service cost	$27,056	$25,950	$19,906	$4,375	$4,337	$3,731
Interest cost	18,039	16,240	15,307	7,382	7,246	8,076
Expected return on plan assets	(20,761)	(17,431)	(17,416)	(8,411)	(7,715)	(7,867)
Amortization of:
Prior service cost	334	348	352	19	7	10
Net actuarial losses recognized	13,222	16,888	8,510	2,448	2,771	2,169
Curtailment/settlement (gains) losses	—	72	—	44	234	—

Net Pension Cost	$37,890	$42,067	$26,659	$5,857	$6,880	$6,119

The changes in benefit obligations and plan assets, as well as the funded status of our pension plans at May 31, 2014 and 2013, were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2014	2013	2014	2013
Benefit obligation at beginning of year	$402,686	$385,013	$185,993	$175,338
Service cost	27,056	25,950	4,375	4,337
Interest cost	18,039	16,240	7,382	7,246
Benefits paid	(17,683)	(16,503)	(5,482)	(8,761)
Participant contributions			831	929
Plan amendments			384
Actuarial (gains)/losses	46,492	(8,014)	6,348	9,820
Settlements/Curtailments				(3,874)
Premiums paid			(138)	(127)
Currency exchange rate changes			2,475	1,085

Benefit Obligation at End of Year	$476,590	$402,686	$202,168	$185,993

Fair value of plan assets at beginning of year	$241,960	$198,208	$155,056	$137,318
Actual return on plan assets	30,547	35,708	17,432	15,859
Employer contributions	27,289	24,547	8,111	9,422
Participant contributions			831	929
Benefits paid	(17,683)	(16,503)	(5,482)	(8,761)
Premiums paid			(138)	(127)
Currency exchange rate changes			1,269	416

Fair Value of Plan Assets at End of Year	$282,113	$241,960	$177,079	$155,056

(Deficit) of plan assets versus benefit obligations at end of year	$(194,477)	$(160,726)	$(25,089)	$(30,937)
Net Amount Recognized	$(194,477)	$(160,726)	$(25,089)	$(30,937)

Accumulated Benefit Obligation	$385,492	$340,742	$188,835	$173,586

The fair value of the assets held by our pension plans has increased at May 31, 2014 since our previous measurement date at May 31, 2013, due primarily to the combination of gains in the stock market and plan contributions. At the same time, plan liabilities have increased due to a decrease in interest rates. As such, we have increased our recorded liability for the net underfunded status of our pension plans. Due to lower interest rates, we expect pension expense in fiscal 2015 to be above our fiscal 2014 expense level. Any future declines in the value of our pension plan assets or increases in our plan liabilities could require us to further increase our recorded liability for the net underfunded status of our pension plans and could also require accelerated and higher cash contributions to our pension plans.

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2014 and 2013 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2014	2013	2014	2013
Noncurrent assets	$—	$—	$227	$—
Current liabilities	(15)	(43)	(458)	(436)
Noncurrent liabilities	(194,462)	(160,683)	(24,858)	(30,501)

Net Amount Recognized	$(194,477)	$(160,726)	$(25,089)	$(30,937)

The following table summarizes the relationship between our plans’ benefit obligations and assets:

	U.S. Plans
	2014		2013
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligation in excess of plan assets	$476,590	$282,113	$402,686	$241,960
Plans with accumulated benefit obligation in excess of plan assets	385,492	282,113	340,742	241,960

	Non-U.S. Plans
	2014		2013
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligation in excess of plan assets	$105,327	$80,011	$185,993	$155,056
Plans with accumulated benefit obligation in excess of plan assets	103,734	80,011	94,423	70,642
Plans with assets in excess of projected benefit obligations	96,841	97,068
Plans with assets in excess of accumulated benefit obligations	85,101	97,068	79,163	84,414

The following table presents the pretax net actuarial loss, prior service (costs) and transition assets/(obligations) recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2014	2013	2014	2013
Net actuarial loss	$(185,320)	$(161,835)	$(52,573)	$(57,882)
Prior service (costs)	(997)	(1,331)	(423)	(51)

Total recognized in accumulated other comprehensive income not affecting retained earnings	$(186,317)	$(163,166)	$(52,996)	$(57,933)

The following table includes the changes recognized in other comprehensive income:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2014	2013	2014	2013
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$—	$—	$384	$—
Net loss (gain) arising during the year	36,707	(26,291)	(2,673)	(2,197)
Effect of exchange rates on amounts included in AOCI			(137)	300
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	(334)	(348)	(19)	(48)
Amortization or settlement recognition of net gain (loss)	(13,222)	(16,960)	(2,492)	(2,966)

Total recognized in other comprehensive loss (income)	$23,151	$(43,599)	$(4,937)	$(4,911)

The following table presents the amounts in accumulated other comprehensive income (loss) as of May 31, 2014 that have not yet been recognized in net periodic pension cost, but will be recognized in our Consolidated Statements of Income during the fiscal year ending May 31, 2015:

(In thousands)	U.S. Plans	Non-U.S. Plans
Net actuarial loss	$(13,413)	$(1,947)
Prior service (costs)	$(294)	$(41)

In measuring the projected benefit obligation and net periodic pension cost for our plans, we utilize actuarial valuations. These valuations include specific information pertaining to individual plan participants, such as salary, age and years of service, along with certain assumptions. The most significant assumptions applied include discount rates, expected return on plan assets and rate of compensation increases. We evaluate these assumptions, at a minimum, on an annual basis, and make required changes, as applicable. In developing our expected long-term rate of return on pension plan assets, we consider the current and expected target asset allocations of the pension portfolio, as well as historical returns and future expectations for returns on various categories of plan assets. Expected return on assets is determined by using the weighted-average return on asset classes based on expected return for the target asset allocations of the principal asset categories held by each plan. In determining expected return, we consider both historical performance and an estimate of future long-term rates of return. Actual experience is used to develop the assumption for compensation increases.

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic pension cost under the plans:

	U.S. Plans		Non-U.S. Plans
Year-End Benefit Obligations	2014	2013	2014	2013
Discount rate	4.30%	4.45%	3.82%	3.95%
Rate of compensation increase	3.81%	3.14%	3.30%	3.32%

	U.S. Plans			Non-U.S. Plans
Net Periodic Pension Cost	2014	2013	2012	2014	2013	2012
Discount rate	4.45%	4.25%	5.25%	3.95%	4.19%	5.14%
Expected return on plan assets	8.50%	8.50%	8.50%	5.37%	5.32%	5.63%
Rate of compensation increase	3.14%	3.15%	3.15%	3.32%	3.76%	3.83%

The following tables illustrate the weighted-average actual and target allocation of plan assets:

	U.S. Plans
	Target Allocation as of May 31, 2014	Actual Asset Allocation
(Dollars in millions)		2014	2013
Equity securities	55%	$193.8	$146.2
Fixed income securities	25%	81.5	74.1
Cash		5.9	3.9
Other	20%	0.9	17.8

Total assets	100%	$282.1	$242.0

	Non-U.S. Plans
	Target Allocation as of May 31, 2014	Actual Asset Allocation
(Dollars in millions)		2014	2013
Equity securities	42%	$84.0	$81.8
Fixed income securities	51%	63.9	46.7
Cash	1%	0.5	0.2
Property and other	6%	28.7	26.3

Total assets	100%	$177.1	$155.0

The following tables present our pension plan assets as categorized using the fair value hierarchy at May 31, 2014 and 2013:

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2014
U.S. Treasury and other government	$—	$11,203	$—	$11,203
State and municipal bonds		456		456
Foreign bonds		1,264		1,264
Mortgage-backed securities		7,255		7,255
Corporate bonds		17,254		17,254
Stocks - large cap	34,442			34,442
Stocks - mid cap	18,183			18,183
Stocks - small cap	12,145			12,145
Stocks - international	2,525			2,525
Mutual funds - equity		126,513		126,513
Mutual funds - fixed		44,094		44,094
Cash and cash equivalents	5,869			5,869
Limited partnerships			910	910

Total	$73,164	$208,039	$910	$282,113

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2014
Pooled equities	$—	$82,534	$—	$82,534
Pooled fixed income		63,657		63,657
Foreign bonds		210		210
Insurance contracts			28,658	28,658
Mutual funds		1,448		1,448
Cash and cash equivalents	572			572

Total	$572	$147,849	$28,658	$177,079

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
U.S. Treasury and other government	$—	$10,288	$—	$10,288
State and municipal bonds		455		455
Foreign bonds		2,342		2,342
Mortgage-backed securities		7,332		7,332
Corporate bonds		14,550		14,550
Stocks - large cap	26,443			26,443
Stocks - mid cap	15,423			15,423
Stocks - small cap	11,451			11,451
Stocks - international	2,643			2,643
Mutual funds - equity		90,260		90,260
Mutual funds - fixed		39,080		39,080
Cash and cash equivalents	3,848			3,848
Limited partnerships			1,159	1,159
Common/collective trusts			16,686	16,686

Total	$59,808	$164,307	$17,845	$241,960

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
Pooled equities	$—	$80,550	$—	$80,550
Pooled fixed income		46,428		46,428
Foreign bonds		261		261
Insurance contracts			26,313	26,313
Mutual funds		1,289		1,289
Cash and cash equivalents	215			215

Total	$215	$128,528	$26,313	$155,056

The following table includes the activity that occurred during the years ended May 31, 2014 and 2013 for our Level 3 assets:

		Actual Return on Plan Assets For:
(In thousands)	Balance at Beginning of Period	Assets Still Held at Reporting Date	Assets Sold During Year	Purchases, Sales and Settlements, net (1)	Balance at End of Period
Year ended May 31, 2014	$44,158	564	47	(15,201)	$29,568
Year ended May 31, 2013	43,569	1,283	924	(1,618)	44,158

(1)	Includes the impact of exchange rate changes during the year.

The primary objective for the investments of the Retirement Plan is to provide for long-term growth of capital without undue exposure to risk. This objective is accomplished by utilizing a strategy of equities, fixed income securities and cash equivalents in a mix that is conducive to participation in a rising market, while allowing for adequate protection in a falling market. Our Investment Committee oversees the investment allocation process, which includes the selection and evaluation of investment managers, the determination of investment objectives and risk guidelines, and the monitoring of actual investment performance. In order to manage investment risk properly, Plan policy prohibits short selling, securities lending, financial futures, options and other specialized investments except for certain alternative investments specifically approved by the Investment Committee. The Investment Committee reviews, on a quarterly basis, reports of actual Plan investment performance provided by independent third parties, in addition to its review of the Plan investment policy on an annual basis. The investment objectives are similar for our plans outside of the U.S., subject to local regulations. In general, investments for all plans are managed by private investment managers, reporting to our Investment Committee on a regular basis.

The goals of the investment strategy for pension assets include: The total return of the funds shall, over an extended period of time, surpass an index composed of the Standard & Poor’s 500 Stock Index (equity), the Barclays Aggregate Bond Index (fixed income), and 30-day Treasury Bills (cash); weighted appropriately to match the asset allocation of the plans. The equity portion of the funds shall surpass the Standard & Poor’s 500 Stock Index over a full market cycle, while the fixed income portion shall surpass Barclays Aggregate Bond Index over a full market cycle. The purpose of the core fixed income fund is to increase return in the form of cash flow, provide a hedge against inflation and to reduce the volatility of the fund overall. Therefore, the primary objective of the core fixed income portion is to match the Barclays Aggregate Bond Index. The purpose of including opportunistic fixed income assets such as, but not limited to, global and high yield securities in the portfolio is to enhance the overall risk-return characteristics of the Fund.

In addition to the defined benefit pension plans discussed above, we also sponsor employee savings plans under Section 401(k) of the Internal Revenue Code, which cover most of our employees in the U.S. We record expense for defined contribution plans for any employer matching contributions made in conjunction with services rendered by employees. The majority of our plans provide for matching contributions made in conjunction with services rendered by employees. Matching contributions are invested in the same manner that the participants invest their own contributions. Matching contributions charged to income were $13.6 million, $13.1 million and $11.9 million for the years ending May 31, 2014, 2013 and 2012, respectively.

We expect to pay the following estimated pension benefit payments in the next five years (in millions): $30.8 in 2015; $32.0 in 2016; $34.7 in 2017; $36.5 in 2018; and $38.9 in 2019. In the five years thereafter (2020-2024) we expect to pay $226.1 million.